UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23728

Fairway Private Equity & Venture Capital Opportunities Fund

(Exact name of registrant as specified in charter)

One South Wacker Drive, Suite 1050

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kevin T. Callahan

Fairway Capital Management, LLC

One South Wacker Drive, Suite 1050

Chicago, IL 60606

(Name and address of agent for service)

Registrant's telephone number, including area code: (872) 250-1260

Date of fiscal year end: March 31

Date of reporting period: July 1, 2022 - June 30, 2023

ITEM 1. PROXY VOTING RECORD:

There is no proxy voting activity to report for the Fund, as the Fund held no votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       Fairway Private Equity & Venture Capital Opportunities Fund

By (Signature and Title)   /s/ Kevin T. Callahan

      Kevin T. Callahan

      President of the Trust

Date: August 16, 2023